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C000014885
Account Value [Line Items]
Line Graph and Table Measure Name													Class A
Accumulated Value	$ 9,425	$ 9,518	$ 9,339	$ 8,562	$ 8,445	$ 9,146	$ 9,156	$ 9,267	$ 8,785	$ 9,285	$ 9,361	$ 9,468		$ 9,052	$ 9,387	$ 9,497	$ 9,708	$ 9,842	$ 9,935	$ 10,113	$ 10,272	$ 10,417	$ 10,603	$ 10,535	$ 10,949	$ 10,949	$ 11,206	$ 11,339	$ 11,793	$ 11,208	$ 11,202	$ 11,226	$ 11,450	$ 11,471	$ 11,450	$ 11,631	$ 11,349	$ 9,899	$ 9,893	$ 8,851	$ 9,755	$ 10,077	$ 9,955	$ 10,317	$ 9,457	$ 10,088	$ 9,992	$ 9,552	$ 9,744	$ 10,198	$ 10,508	$ 10,797	$ 10,486	$ 9,512	$ 7,576	$ 8,464	$ 9,297	$ 9,438	$ 9,823	$ 10,467	$ 10,242	$ 10,356	$ 11,686	$ 12,601	$ 12,620	$ 13,266	$ 13,434	$ 13,961	$ 14,021	$ 14,151	$ 14,125	$ 14,337	$ 13,824	$ 14,359	$ 13,791	$ 14,450	$ 13,230	$ 13,107	$ 13,177	$ 12,119	$ 11,996	$ 10,627	$ 11,597	$ 11,153	$ 9,911	$ 10,657	$ 11,491	$ 10,874	$ 11,959	$ 11,801	$ 11,537	$ 11,509	$ 11,226	$ 12,149	$ 13,063	$ 12,664	$ 11,829	$ 11,161	$ 12,200	$ 13,502	$ 13,062	$ 13,434	$ 13,937	$ 12,994	$ 13,800	$ 13,453	$ 14,582	$ 14,484	$ 14,704	$ 14,401	$ 15,428	$ 14,187	$ 14,484	$ 13,786	$ 13,380	$ 13,453	$ 14,182	$ 15,010	$ 14,953	$ 15,713	$ 16,171	$ 16,114
C000014888
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	10,091	9,894	9,065	8,936	9,671	9,677	9,787	9,275	9,797	9,869	9,976		9,530	9,878	9,986	10,199	10,336	10,429	10,608	10,766	10,914	11,100	11,020	11,447	11,443	11,705	11,838	12,302	11,684	11,672	11,688	11,912	11,928	11,897	12,078	11,779	10,270	10,254	9,170	10,103	10,428	10,293	10,662	9,769	10,413	10,303	9,844	10,038	10,498	10,812	11,102	10,777	9,769	7,774	8,681	9,528	9,669	10,055	10,706	10,471	10,581	11,929	12,858	12,868	13,523	13,684	14,208	14,264	14,385	14,349	14,556	14,027	14,561	13,976	14,635	13,390	13,257	13,320	12,246	12,107	10,723	11,696	11,241	9,984	10,723	11,557	10,925	12,013	11,849	11,575	11,541	11,246	12,164	13,074	12,663	11,821	11,151	12,177	13,471	13,025	13,383	13,881	12,930	13,727	13,376	14,488	14,378	14,591	14,276	15,286	14,051	14,338	13,638	13,224	13,288	14,004	14,807	14,743	15,483	15,928	15,856
C000148173
Account Value [Line Items]
Line Graph and Table Measure Name													Class R6
Accumulated Value	10,000	10,100	9,914	9,092	8,970	9,715	9,731	9,852	9,343	9,878	9,958	10,077		9,635	9,997	10,117	10,342	10,487	10,590	10,782	10,955	11,113	11,316	11,247	11,695	11,700	11,978	12,128	12,617	11,995	11,992	12,020	12,265	12,292	12,274	12,472	12,175	10,625	10,619	9,505	10,481	10,827	10,698	11,092	10,171	10,852	10,749	10,282	10,492	10,985	11,320	11,634	11,301	10,252	8,166	9,126	10,027	10,182	10,603	11,298	11,058	11,183	12,624	13,614	13,637	14,341	14,526	15,101	15,167	15,312	15,290	15,523	14,971	15,557	14,945	15,660	14,344	14,214	14,292	13,153	13,018	11,537	12,594	12,113	10,766	11,581	12,486	11,819	13,003	12,834	12,550	12,523	12,217	13,227	14,222	13,793	12,884	12,162	13,295	14,719	14,243	14,652	15,205	14,176	15,060	14,690	15,921	15,820	16,060	15,733	16,862	15,506	15,838	15,076	14,637	14,719	15,521	16,425	16,369	17,207	17,713	17,651
C000014889
Account Value [Line Items]
Line Graph and Table Measure Name													Class S
Accumulated Value	10,000	10,100	9,912	9,090	8,968	9,713	9,726	9,847	9,338	9,870	9,953	10,069		9,627	9,987	10,106	10,332	10,476	10,579	10,771	10,940	11,099	11,299	11,227	11,672	11,677	11,953	12,100	12,585	11,964	11,960	11,988	12,229	12,257	12,236	12,434	12,134	10,588	10,584	9,471	10,444	10,786	10,657	11,048	10,127	10,804	10,705	10,237	10,447	10,933	11,268	11,582	11,250	10,204	8,129	9,085	9,979	10,134	10,552	11,242	11,006	11,131	12,561	13,548	13,570	14,271	14,452	15,023	15,090	15,234	15,208	15,438	14,890	15,472	14,864	15,573	14,261	14,135	14,213	13,074	12,944	11,466	12,519	12,043	10,704	11,510	12,411	11,744	12,927	12,754	12,475	12,443	12,142	13,142	14,133	13,704	12,804	12,087	13,210	14,625	14,149	14,557	15,105	14,087	14,961	14,591	15,821	15,715	15,955	15,634	16,748	15,407	15,734	14,972	14,538	14,620	15,417	16,316	16,260	17,087	17,593	17,532
C000070263
Account Value [Line Items]
Line Graph and Table Measure Name													Institutional Class
Accumulated Value	1,000,000	1,009,995	991,183	909,015	896,612	971,287	972,579	984,723	933,820	987,049	995,059	1,006,686		962,502	998,676	1,010,654	1,032,884	1,047,612	1,057,894	1,076,790	1,093,740	1,109,580	1,129,587	1,122,640	1,167,101	1,167,657	1,195,445	1,210,145	1,258,971	1,196,857	1,196,548	1,199,329	1,223,742	1,226,523	1,224,051	1,243,829	1,213,853	1,060,576	1,059,958	948,706	1,046,188	1,080,399	1,067,524	1,106,885	1,014,553	1,082,239	1,072,306	1,025,221	1,046,188	1,095,114	1,128,589	1,159,912	1,126,709	1,021,933	814,226	909,778	999,428	1,014,923	1,056,612	1,125,971	1,102,359	1,114,534	1,258,047	1,356,645	1,358,866	1,429,216	1,447,359	1,504,380	1,511,415	1,525,485	1,523,263	1,546,220	1,491,421	1,549,552	1,488,458	1,559,709	1,428,220	1,415,676	1,423,462	1,309,274	1,296,298	1,148,372	1,253,910	1,205,899	1,071,814	1,152,697	1,243,096	1,176,558	1,294,670	1,277,341	1,249,523	1,246,331	1,216,233	1,316,104	1,415,518	1,372,651	1,282,357	1,210,305	1,323,400	1,464,595	1,417,118	1,457,881	1,513,032	1,410,884	1,498,645	1,461,718	1,584,487	1,573,936	1,598,394	1,565,784	1,677,523	1,542,702	1,575,840	1,499,878	1,456,034	1,464,191	1,544,232	1,634,469	1,628,351	1,711,451	1,761,923	1,756,315
DWS Index: MSCI AlCWI Index
Account Value [Line Items]
Accumulated Value	10,000	9,917	9,739	9,151	9,088	9,762	9,906	9,918	9,858	10,283	10,318	10,381		10,205	10,282	10,504	10,792	11,094	11,230	11,405	11,657	11,710	12,037	12,083	12,317	12,573	12,816	13,023	13,757	13,180	12,897	13,021	13,037	12,966	13,357	13,462	13,521	12,508	12,690	11,797	12,728	13,069	13,233	13,680	12,868	13,711	13,751	13,425	13,707	14,082	14,426	14,934	14,769	13,576	11,744	13,002	13,567	14,000	14,741	15,643	15,139	14,771	16,591	17,362	17,283	17,683	18,155	18,949	19,244	19,498	19,632	20,123	19,292	20,277	19,789	20,580	19,569	19,064	19,477	17,918	17,939	16,427	17,574	16,927	15,306	16,230	17,489	16,801	18,005	17,489	18,028	18,287	18,092	19,142	19,843	19,288	18,491	17,935	19,590	20,531	20,651	21,538	22,214	21,481	22,353	22,851	23,220	23,809	24,362	23,816	24,706	24,122	24,931	24,781	23,802	24,024	25,405	26,546	26,906	27,570	28,569	29,208
DWS Index: MSCI AlCWI Index
Account Value [Line Items]
Accumulated Value	10,000	9,917	9,739	9,151	9,088	9,762	9,906	9,918	9,858	10,283	10,318	10,381		10,205	10,282	10,504	10,792	11,094	11,230	11,405	11,657	11,710	12,037	12,083	12,317	12,573	12,816	13,023	13,757	13,180	12,897	13,021	13,037	12,966	13,357	13,462	13,521	12,508	12,690	11,797	12,728	13,069	13,233	13,680	12,868	13,711	13,751	13,425	13,707	14,082	14,426	14,934	14,769	13,576	11,744	13,002	13,567	14,000	14,741	15,643	15,139	14,771	16,591	17,362	17,283	17,683	18,155	18,949	19,244	19,498	19,632	20,123	19,292	20,277	19,789	20,580	19,569	19,064	19,477	17,918	17,939	16,427	17,574	16,927	15,306	16,230	17,489	16,801	18,005	17,489	18,028	18,287	18,092	19,142	19,843	19,288	18,491	17,935	19,590	20,531	20,651	21,538	22,214	21,481	22,353	22,851	23,220	23,809	24,362	23,816	24,706	24,122	24,931	24,781	23,802	24,024	25,405	26,546	26,906	27,570	28,569	29,208
DWS Index: MSCI AlCWI Index
Account Value [Line Items]
Accumulated Value	10,000	9,917	9,739	9,151	9,088	9,762	9,906	9,918	9,858	10,283	10,318	10,381		10,205	10,282	10,504	10,792	11,094	11,230	11,405	11,657	11,710	12,037	12,083	12,317	12,573	12,816	13,023	13,757	13,180	12,897	13,021	13,037	12,966	13,357	13,462	13,521	12,508	12,690	11,797	12,728	13,069	13,233	13,680	12,868	13,711	13,751	13,425	13,707	14,082	14,426	14,934	14,769	13,576	11,744	13,002	13,567	14,000	14,741	15,643	15,139	14,771	16,591	17,362	17,283	17,683	18,155	18,949	19,244	19,498	19,632	20,123	19,292	20,277	19,789	20,580	19,569	19,064	19,477	17,918	17,939	16,427	17,574	16,927	15,306	16,230	17,489	16,801	18,005	17,489	18,028	18,287	18,092	19,142	19,843	19,288	18,491	17,935	19,590	20,531	20,651	21,538	22,214	21,481	22,353	22,851	23,220	23,809	24,362	23,816	24,706	24,122	24,931	24,781	23,802	24,024	25,405	26,546	26,906	27,570	28,569	29,208
DWS Index: MSCI AlCWI Index
Account Value [Line Items]
Accumulated Value	10,000	9,917	9,739	9,151	9,088	9,762	9,906	9,918	9,858	10,283	10,318	10,381		10,205	10,282	10,504	10,792	11,094	11,230	11,405	11,657	11,710	12,037	12,083	12,317	12,573	12,816	13,023	13,757	13,180	12,897	13,021	13,037	12,966	13,357	13,462	13,521	12,508	12,690	11,797	12,728	13,069	13,233	13,680	12,868	13,711	13,751	13,425	13,707	14,082	14,426	14,934	14,769	13,576	11,744	13,002	13,567	14,000	14,741	15,643	15,139	14,771	16,591	17,362	17,283	17,683	18,155	18,949	19,244	19,498	19,632	20,123	19,292	20,277	19,789	20,580	19,569	19,064	19,477	17,918	17,939	16,427	17,574	16,927	15,306	16,230	17,489	16,801	18,005	17,489	18,028	18,287	18,092	19,142	19,843	19,288	18,491	17,935	19,590	20,531	20,651	21,538	22,214	21,481	22,353	22,851	23,220	23,809	24,362	23,816	24,706	24,122	24,931	24,781	23,802	24,024	25,405	26,546	26,906	27,570	28,569	29,208
DWS Index: MSCI AlCWI Index
Account Value [Line Items]
Accumulated Value	1,000,000	991,744	973,860	915,126	908,827	976,180	990,590	991,842	985,834	1,028,320	1,031,778	1,038,101		1,020,482	1,028,237	1,050,449	1,079,172	1,109,444	1,123,016	1,140,518	1,165,704	1,171,005	1,203,731	1,208,343	1,231,688	1,257,264	1,281,602	1,302,264	1,375,733	1,317,955	1,289,742	1,302,058	1,303,684	1,296,624	1,335,726	1,346,220	1,352,079	1,250,756	1,269,049	1,179,664	1,272,810	1,306,854	1,323,289	1,367,971	1,286,824	1,371,085	1,375,102	1,342,481	1,370,729	1,408,244	1,442,621	1,493,423	1,476,927	1,357,636	1,174,351	1,300,153	1,356,698	1,400,048	1,474,092	1,564,314	1,513,875	1,477,075	1,659,144	1,736,177	1,728,281	1,768,314	1,815,545	1,894,925	1,924,415	1,949,774	1,963,209	2,012,347	1,929,217	2,027,691	1,978,863	2,058,019	1,956,945	1,906,403	1,947,694	1,791,797	1,793,894	1,642,675	1,757,387	1,692,689	1,530,649	1,623,019	1,748,906	1,680,085	1,800,508	1,748,905	1,802,828	1,828,739	1,809,152	1,914,193	1,984,268	1,928,820	1,849,062	1,793,467	1,958,997	2,053,095	2,065,131	2,153,753	2,221,374	2,148,084	2,235,325	2,285,110	2,321,963	2,380,933	2,436,245	2,381,559	2,470,638	2,412,154	2,493,120	2,478,101	2,380,204	2,402,403	2,540,490	2,654,561	2,690,562	2,756,994	2,856,913	2,920,810
DWS Index: S&P® Developed SmallCap Index
Account Value [Line Items]
Accumulated Value	10,000	10,084	9,846	9,076	9,105	9,880	10,105	10,210	10,018	10,568	10,586	10,742		10,343	10,735	10,987	11,241	11,491	11,595	11,811	11,931	12,121	12,386	12,377	12,845	13,027	13,356	13,548	14,051	13,474	13,477	13,583	13,936	13,867	14,037	14,416	14,200	12,762	12,880	11,678	12,865	13,376	13,259	13,691	12,826	13,622	13,654	13,203	13,419	13,792	14,245	14,730	14,338	13,022	10,326	11,716	12,542	12,872	13,487	14,199	13,837	13,799	15,991	17,117	17,368	18,240	18,580	19,339	19,547	19,647	19,493	19,964	19,307	19,990	18,989	19,715	18,190	18,237	18,450	17,009	17,026	15,279	16,666	16,176	14,490	15,674	16,697	16,105	17,667	17,232	16,824	16,760	16,275	17,375	18,234	17,545	16,592	15,580	17,069	18,666	18,188	18,840	19,654	18,601	19,417	19,047	20,167	20,256	20,718	20,242	21,550	20,278	21,020	20,344	19,485	19,571	20,717	21,665	21,978	22,913	23,365	23,411
DWS Index: S&P® Developed SmallCap Index
Account Value [Line Items]
Accumulated Value	10,000	10,084	9,846	9,076	9,105	9,880	10,105	10,210	10,018	10,568	10,586	10,742		10,343	10,735	10,987	11,241	11,491	11,595	11,811	11,931	12,121	12,386	12,377	12,845	13,027	13,356	13,548	14,051	13,474	13,477	13,583	13,936	13,867	14,037	14,416	14,200	12,762	12,880	11,678	12,865	13,376	13,259	13,691	12,826	13,622	13,654	13,203	13,419	13,792	14,245	14,730	14,338	13,022	10,326	11,716	12,542	12,872	13,487	14,199	13,837	13,799	15,991	17,117	17,368	18,240	18,580	19,339	19,547	19,647	19,493	19,964	19,307	19,990	18,989	19,715	18,190	18,237	18,450	17,009	17,026	15,279	16,666	16,176	14,490	15,674	16,697	16,105	17,667	17,232	16,824	16,760	16,275	17,375	18,234	17,545	16,592	15,580	17,069	18,666	18,188	18,840	19,654	18,601	19,417	19,047	20,167	20,256	20,718	20,242	21,550	20,278	21,020	20,344	19,485	19,571	20,717	21,665	21,978	22,913	23,365	23,411
DWS Index: S&P® Developed SmallCap Index
Account Value [Line Items]
Accumulated Value	10,000	10,084	9,846	9,076	9,105	9,880	10,105	10,210	10,018	10,568	10,586	10,742		10,343	10,735	10,987	11,241	11,491	11,595	11,811	11,931	12,121	12,386	12,377	12,845	13,027	13,356	13,548	14,051	13,474	13,477	13,583	13,936	13,867	14,037	14,416	14,200	12,762	12,880	11,678	12,865	13,376	13,259	13,691	12,826	13,622	13,654	13,203	13,419	13,792	14,245	14,730	14,338	13,022	10,326	11,716	12,542	12,872	13,487	14,199	13,837	13,799	15,991	17,117	17,368	18,240	18,580	19,339	19,547	19,647	19,493	19,964	19,307	19,990	18,989	19,715	18,190	18,237	18,450	17,009	17,026	15,279	16,666	16,176	14,490	15,674	16,697	16,105	17,667	17,232	16,824	16,760	16,275	17,375	18,234	17,545	16,592	15,580	17,069	18,666	18,188	18,840	19,654	18,601	19,417	19,047	20,167	20,256	20,718	20,242	21,550	20,278	21,020	20,344	19,485	19,571	20,717	21,665	21,978	22,913	23,365	23,411
DWS Index: S&P® Developed SmallCap Index
Account Value [Line Items]
Accumulated Value	10,000	10,084	9,846	9,076	9,105	9,880	10,105	10,210	10,018	10,568	10,586	10,742		10,343	10,735	10,987	11,241	11,491	11,595	11,811	11,931	12,121	12,386	12,377	12,845	13,027	13,356	13,548	14,051	13,474	13,477	13,583	13,936	13,867	14,037	14,416	14,200	12,762	12,880	11,678	12,865	13,376	13,259	13,691	12,826	13,622	13,654	13,203	13,419	13,792	14,245	14,730	14,338	13,022	10,326	11,716	12,542	12,872	13,487	14,199	13,837	13,799	15,991	17,117	17,368	18,240	18,580	19,339	19,547	19,647	19,493	19,964	19,307	19,990	18,989	19,715	18,190	18,237	18,450	17,009	17,026	15,279	16,666	16,176	14,490	15,674	16,697	16,105	17,667	17,232	16,824	16,760	16,275	17,375	18,234	17,545	16,592	15,580	17,069	18,666	18,188	18,840	19,654	18,601	19,417	19,047	20,167	20,256	20,718	20,242	21,550	20,278	21,020	20,344	19,485	19,571	20,717	21,665	21,978	22,913	23,365	23,411
DWS Index: S&P® Developed SmallCap Index
Account Value [Line Items]
Accumulated Value	$ 1,000,000	$ 1,008,437	$ 984,642	$ 907,583	$ 910,521	$ 987,991	$ 1,010,464	$ 1,020,956	$ 1,001,827	$ 1,056,812	$ 1,058,646	$ 1,074,169		$ 1,034,278	$ 1,073,543	$ 1,098,720	$ 1,124,078	$ 1,149,129	$ 1,159,460	$ 1,181,129	$ 1,193,148	$ 1,212,059	$ 1,238,572	$ 1,237,715	$ 1,284,487	$ 1,302,691	$ 1,335,607	$ 1,354,786	$ 1,405,114	$ 1,347,376	$ 1,347,734	$ 1,358,272	$ 1,393,575	$ 1,386,677	$ 1,403,746	$ 1,441,611	$ 1,419,978	$ 1,276,156	$ 1,288,002	$ 1,167,804	$ 1,286,508	$ 1,337,550	$ 1,325,854	$ 1,369,111	$ 1,282,563	$ 1,362,233	$ 1,365,367	$ 1,320,345	$ 1,341,856	$ 1,379,214	$ 1,424,534	$ 1,473,032	$ 1,433,750	$ 1,302,171	$ 1,032,619	$ 1,171,554	$ 1,254,209	$ 1,287,152	$ 1,348,721	$ 1,419,919	$ 1,383,742	$ 1,379,937	$ 1,599,083	$ 1,711,704	$ 1,736,813	$ 1,823,990	$ 1,857,985	$ 1,933,860	$ 1,954,742	$ 1,964,708	$ 1,949,335	$ 1,996,372	$ 1,930,715	$ 1,999,031	$ 1,898,892	$ 1,971,468	$ 1,818,954	$ 1,823,726	$ 1,845,031	$ 1,700,913	$ 1,702,572	$ 1,527,887	$ 1,666,606	$ 1,617,570	$ 1,449,020	$ 1,567,382	$ 1,669,693	$ 1,610,502	$ 1,766,701	$ 1,723,207	$ 1,682,411	$ 1,675,969	$ 1,627,478	$ 1,737,507	$ 1,823,387	$ 1,754,530	$ 1,659,189	$ 1,557,984	$ 1,706,927	$ 1,866,586	$ 1,818,831	$ 1,884,019	$ 1,965,424	$ 1,860,145	$ 1,941,718	$ 1,904,690	$ 2,016,721	$ 2,025,584	$ 2,071,833	$ 2,024,223	$ 2,154,971	$ 2,027,843	$ 2,102,004	$ 2,034,367	$ 1,948,537	$ 1,957,126	$ 2,071,719	$ 2,166,519	$ 2,197,758	$ 2,291,275	$ 2,336,540	$ 2,341,073